Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended				2 Months Ended				3 Months Ended				4 Months Ended				5 Months Ended				6 Months Ended				7 Months Ended				8 Months Ended				9 Months Ended				10 Months Ended				11 Months Ended				12 Months Ended				13 Months Ended				14 Months Ended				15 Months Ended				16 Months Ended				17 Months Ended				18 Months Ended				19 Months Ended				20 Months Ended				21 Months Ended				22 Months Ended				23 Months Ended				24 Months Ended				25 Months Ended				26 Months Ended				27 Months Ended				28 Months Ended				29 Months Ended				30 Months Ended				31 Months Ended				32 Months Ended				33 Months Ended				34 Months Ended				35 Months Ended				36 Months Ended				37 Months Ended				38 Months Ended				39 Months Ended				40 Months Ended				41 Months Ended				42 Months Ended				43 Months Ended				44 Months Ended				45 Months Ended				46 Months Ended				47 Months Ended				48 Months Ended				49 Months Ended				50 Months Ended				51 Months Ended			52 Months Ended			53 Months Ended			54 Months Ended			55 Months Ended			56 Months Ended			57 Months Ended			58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jul. 15, 2021	Nov. 30, 2020	Nov. 17, 2020	Mar. 31, 2018	Mar. 26, 2018	Sep. 01, 2015	Jul. 31, 2021	Dec. 31, 2020	Apr. 30, 2018	Sep. 30, 2015	Aug. 31, 2021	Jan. 31, 2021	May 31, 2018	Oct. 31, 2015	Sep. 30, 2021	Feb. 28, 2021	Jun. 30, 2018	Nov. 30, 2015	Oct. 31, 2021	Mar. 31, 2021	Jul. 31, 2018	Dec. 31, 2015	Nov. 30, 2021	Apr. 30, 2021	Aug. 31, 2018	Jan. 31, 2016	Dec. 31, 2021	May 31, 2021	Sep. 30, 2018	Feb. 29, 2016	Jan. 31, 2022	Jun. 30, 2021	Oct. 31, 2018	Mar. 31, 2016	Feb. 28, 2022	Jul. 31, 2021	Nov. 30, 2018	Apr. 30, 2016	Mar. 31, 2022	Aug. 31, 2021	Dec. 31, 2018	May 31, 2016	Apr. 30, 2022	Sep. 30, 2021	Jan. 31, 2019	Jun. 30, 2016	May 31, 2022	Oct. 31, 2021	Feb. 28, 2019	Jul. 31, 2016	Jun. 30, 2022	Nov. 30, 2021	Mar. 31, 2019	Aug. 31, 2016	Jul. 31, 2022	Dec. 31, 2021	Apr. 30, 2019	Sep. 30, 2016	Aug. 31, 2022	Jan. 31, 2022	May 31, 2019	Oct. 31, 2016	Sep. 30, 2022	Feb. 28, 2022	Jun. 30, 2019	Nov. 30, 2016	Oct. 31, 2022	Mar. 31, 2022	Jul. 31, 2019	Dec. 31, 2016	Nov. 30, 2022	Apr. 30, 2022	Aug. 31, 2019	Jan. 31, 2017	Dec. 31, 2022	May 31, 2022	Sep. 30, 2019	Feb. 28, 2017	Jan. 31, 2023	Jun. 30, 2022	Oct. 31, 2019	Mar. 31, 2017	Feb. 28, 2023	Jul. 31, 2022	Nov. 30, 2019	Apr. 30, 2017	Mar. 31, 2023	Aug. 31, 2022	Dec. 31, 2019	May 31, 2017	Apr. 30, 2023	Sep. 30, 2022	Jan. 31, 2020	Jun. 30, 2017	May 31, 2023	Oct. 31, 2022	Feb. 29, 2020	Jul. 31, 2017	Jun. 30, 2023	Nov. 30, 2022	Mar. 31, 2020	Aug. 31, 2017	Jul. 31, 2023	Dec. 31, 2022	Apr. 30, 2020	Sep. 30, 2017	Aug. 31, 2023	Jan. 31, 2023	May 31, 2020	Oct. 31, 2017	Sep. 30, 2023	Feb. 28, 2023	Jun. 30, 2020	Nov. 30, 2017	Oct. 31, 2023	Mar. 31, 2023	Jul. 31, 2020	Dec. 31, 2017	Nov. 30, 2023	Apr. 30, 2023	Aug. 31, 2020	Jan. 31, 2018	Dec. 31, 2023	May 31, 2023	Sep. 30, 2020	Feb. 28, 2018	Jan. 31, 2024	Jun. 30, 2023	Oct. 31, 2020	Mar. 31, 2018	Feb. 29, 2024	Jul. 31, 2023	Nov. 30, 2020	Apr. 30, 2018	Mar. 31, 2024	Aug. 31, 2023	Dec. 31, 2020	May 31, 2018	Apr. 30, 2024	Sep. 30, 2023	Jan. 31, 2021	Jun. 30, 2018	May 31, 2024	Oct. 31, 2023	Feb. 28, 2021	Jul. 31, 2018	Jun. 30, 2024	Nov. 30, 2023	Mar. 31, 2021	Aug. 31, 2018	Jul. 31, 2024	Dec. 31, 2023	Apr. 30, 2021	Sep. 30, 2018	Aug. 31, 2024	Jan. 31, 2024	May 31, 2021	Oct. 31, 2018	Sep. 30, 2024	Feb. 29, 2024	Jun. 30, 2021	Nov. 30, 2018	Oct. 31, 2024	Mar. 31, 2024	Jul. 31, 2021	Dec. 31, 2018	Nov. 30, 2024	Apr. 30, 2024	Aug. 31, 2021	Jan. 31, 2019	Dec. 31, 2024	May 31, 2024	Sep. 30, 2021	Feb. 28, 2019	Jan. 31, 2025	Jun. 30, 2024	Oct. 31, 2021	Mar. 31, 2019	Feb. 28, 2025	Jul. 31, 2024	Nov. 30, 2021	Apr. 30, 2019	Mar. 31, 2025	Aug. 31, 2024	Dec. 31, 2021	May 31, 2019	Apr. 30, 2025	Sep. 30, 2024	Jan. 31, 2022	Jun. 30, 2019	May 31, 2025	Oct. 31, 2024	Feb. 28, 2022	Jul. 31, 2019	Jun. 30, 2025	Nov. 30, 2024	Mar. 31, 2022	Aug. 31, 2019	Jul. 31, 2025	Dec. 31, 2024	Apr. 30, 2022	Sep. 30, 2019	Aug. 31, 2025	Jan. 31, 2025	May 31, 2022	Oct. 31, 2019	Feb. 28, 2025	Jun. 30, 2022	Nov. 30, 2019	Mar. 31, 2025	Jul. 31, 2022	Dec. 31, 2019	Apr. 30, 2025	Aug. 31, 2022	Jan. 31, 2020	May 31, 2025	Sep. 30, 2022	Feb. 29, 2020	Jun. 30, 2025	Oct. 31, 2022	Mar. 31, 2020	Jul. 31, 2025	Nov. 30, 2022	Apr. 30, 2020	Aug. 31, 2025	Dec. 31, 2022	May 31, 2020	Jan. 31, 2023	Jun. 30, 2020	Feb. 28, 2023	Jul. 31, 2020	Mar. 31, 2023	Aug. 31, 2020	Apr. 30, 2023	Sep. 30, 2020	May 31, 2023	Oct. 31, 2020	Jun. 30, 2023	Nov. 30, 2020	Jul. 31, 2023	Dec. 31, 2020	Aug. 31, 2023	Jan. 31, 2021	Sep. 30, 2023	Feb. 28, 2021	Oct. 31, 2023	Mar. 31, 2021	Nov. 30, 2023	Apr. 30, 2021	Dec. 31, 2023	May 31, 2021	Jan. 31, 2024	Jun. 30, 2021	Feb. 29, 2024	Jul. 31, 2021	Mar. 31, 2024	Aug. 31, 2021	Apr. 30, 2024	Sep. 30, 2021	May 31, 2024	Oct. 31, 2021	Jun. 30, 2024	Nov. 30, 2021	Jul. 31, 2024	Dec. 31, 2021	Aug. 31, 2024	Jan. 31, 2022	Sep. 30, 2024	Feb. 28, 2022	Oct. 31, 2024	Mar. 31, 2022	Nov. 30, 2024	Apr. 30, 2022	Dec. 31, 2024	May 31, 2022	Jan. 31, 2025	Jun. 30, 2022	Feb. 28, 2025	Jul. 31, 2022	Mar. 31, 2025	Aug. 31, 2022	Apr. 30, 2025	Sep. 30, 2022	May 31, 2025	Oct. 31, 2022	Jun. 30, 2025	Nov. 30, 2022	Jul. 31, 2025	Dec. 31, 2022	Aug. 31, 2025	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025
ATAC Credit Rotation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000						$ 10,067				$ 10,079				$ 10,065				$ 10,227				$ 10,141				$ 9,963				$ 9,636				$ 9,684				$ 9,072				$ 8,535				$ 8,387				$ 7,976				$ 8,346				$ 8,106				$ 7,491				$ 7,738				$ 8,238				$ 7,760				$ 8,229				$ 8,085				$ 7,925				$ 8,019				$ 7,913				$ 8,053				$ 8,000				$ 8,055				$ 7,581				$ 7,458				$ 7,989				$ 8,357				$ 8,146				$ 8,165				$ 8,126				$ 7,653				$ 7,849				$ 7,970				$ 8,247				$ 8,539				$ 8,477				$ 8,250				$ 8,632				$ 8,596				$ 8,674				$ 8,948				$ 8,861				$ 8,694				$ 8,839				$ 8,995				$ 9,135				$ 9,188
ATAC US Rotation ETF
Account Value [Line Items]
Accumulated Value		$ 10,194	$ 10,000					$ 11,025				$ 11,410				$ 10,680				$ 11,134				$ 11,782				$ 11,376				$ 11,857				$ 12,281				$ 12,255				$ 11,415				$ 12,388				$ 11,735				$ 12,055				$ 10,236				$ 9,966				$ 9,107				$ 7,867				$ 7,421				$ 7,315				$ 7,794				$ 7,269				$ 6,601				$ 7,016				$ 7,257				$ 7,082				$ 7,916				$ 7,921				$ 8,868				$ 8,765				$ 8,194				$ 8,862				$ 8,988				$ 8,833				$ 8,050				$ 7,750				$ 8,689				$ 9,426				$ 9,043				$ 9,785				$ 9,768				$ 9,078				$ 9,362				$ 9,284				$ 9,567				$ 9,234				$ 9,426				$ 9,306				$ 10,118				$ 9,244				$ 9,355			$ 9,404			$ 8,734			$ 8,594			$ 8,107			$ 8,657			$ 8,760			$ 8,687
ATAC Rotation Fund - Investor Class
Account Value [Line Items]
Accumulated Value						$ 10,000				$ 10,487				$ 10,200				$ 10,306				$ 9,551				$ 8,672				$ 8,826				$ 9,830				$ 9,928				$ 9,649				$ 9,966				$ 10,083				$ 10,166				$ 10,094				$ 9,672				$ 10,057				$ 10,370				$ 10,921				$ 11,328				$ 11,162				$ 11,302				$ 11,102				$ 11,358				$ 11,574				$ 11,868				$ 12,570				$ 12,709				$ 12,653				$ 13,163				$ 14,546				$ 12,820				$ 12,906				$ 12,725				$ 13,671				$ 13,785				$ 13,437				$ 13,507				$ 13,433				$ 11,752				$ 11,244				$ 11,656				$ 12,893				$ 12,438				$ 11,855				$ 12,165				$ 12,314				$ 13,025				$ 12,604				$ 12,906				$ 12,591				$ 12,500			$ 12,455			$ 12,557			$ 13,630			$ 14,377			$ 14,427			$ 17,002			$ 17,970		$ 17,991		$ 19,915		$ 19,865		$ 18,680		$ 18,588		$ 19,485		$ 21,663		$ 22,663		$ 22,201		$ 21,276		$ 21,667		$ 21,526		$ 20,374		$ 20,341		$ 20,360		$ 19,099		$ 20,152		$ 18,816		$ 19,378		$ 18,660		$ 18,269		$ 17,792		$ 16,446		$ 16,248		$ 14,473		$ 15,177		$ 14,228		$ 13,270		$ 14,398		$ 14,993		$ 14,379		$ 15,578	$ 15,134	$ 13,175	$ 13,392	$ 13,416	$ 13,812	$ 14,048	$ 12,807	$ 12,377	$ 11,759	$ 12,755	$ 14,681	$ 14,077	$ 14,502	$ 14,818	$ 13,968	$ 14,336	$ 14,879	$ 16,196	$ 16,753	$ 15,200	$ 14,464	$ 16,442	$ 15,423	$ 15,585	$ 15,914	$ 15,742	$ 15,571	$ 16,595	$ 17,638	$ 18,553	$ 18,581
ATAC Rotation Fund - Institutional Class
Account Value [Line Items]
Accumulated Value				$ 10,164	$ 10,000				$ 10,026				$ 10,773				$ 10,867				$ 10,593				$ 10,648				$ 10,593				$ 9,272				$ 8,869				$ 9,200				$ 10,177				$ 9,819				$ 9,360				$ 9,607				$ 9,728				$ 10,291				$ 9,959				$ 10,200				$ 9,956				$ 9,884				$ 9,851				$ 9,936				$ 10,786				$ 11,382				$ 11,421				$ 13,462				$ 14,233				$ 14,253				$ 15,777				$ 15,741				$ 14,806				$ 14,737				$ 15,451				$ 17,180				$ 17,977				$ 17,612				$ 16,882				$ 17,199				$ 17,091				$ 16,178				$ 16,155				$ 16,174				$ 15,176				$ 16,018				$ 14,959				$ 15,410				$ 14,840				$ 14,531				$ 14,155				$ 13,089				$ 12,933			$ 11,524			$ 12,083			$ 11,334			$ 10,570			$ 11,472			$ 11,949			$ 11,461		$ 12,422		$ 12,068		$ 10,507		$ 10,686		$ 10,704		$ 11,021		$ 11,215		$ 10,228		$ 9,885		$ 9,393		$ 10,190		$ 11,733		$ 11,252		$ 11,595		$ 11,848		$ 11,170		$ 11,468		$ 11,904		$ 12,962		$ 13,409		$ 12,172		$ 11,584		$ 13,171		$ 12,356		$ 12,487		$ 12,754		$ 12,619		$ 12,483		$ 13,307		$ 14,146		$ 14,884		$ 14,910
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000						$ 10,037				$ 10,018				$ 9,931				$ 9,928				$ 9,958				$ 9,932				$ 9,718				$ 9,610				$ 9,343				$ 8,988				$ 9,046				$ 8,904				$ 9,122				$ 8,864				$ 8,481				$ 8,371				$ 8,679				$ 8,640				$ 8,906				$ 8,676				$ 8,896				$ 8,950				$ 8,853				$ 8,821				$ 8,815				$ 8,759				$ 8,536				$ 8,401				$ 8,782				$ 9,118				$ 9,093				$ 8,964				$ 9,047				$ 8,819				$ 8,968				$ 9,053				$ 9,264				$ 9,398				$ 9,523				$ 9,287				$ 9,385				$ 9,232				$ 9,281				$ 9,485				$ 9,489				$ 9,526				$ 9,458				$ 9,603				$ 9,578				$ 9,692
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value		$ 10,040	$ 10,000	$ 9,936	$ 10,000	$ 10,000		$ 10,426	$ 9,974	$ 9,753		$ 10,321	$ 10,214	$ 10,575		$ 10,606	$ 10,277	$ 10,607		$ 11,070	$ 10,659	$ 10,439		$ 11,661	$ 11,007	$ 9,921		$ 11,742	$ 11,069	$ 9,908		$ 12,017	$ 10,313	$ 10,580		$ 12,302	$ 10,523	$ 10,621		$ 12,676	$ 9,573	$ 10,812		$ 12,087	$ 10,340	$ 10,840		$ 12,933	$ 10,672	$ 11,240		$ 12,844	$ 10,879	$ 11,255		$ 13,419	$ 11,320	$ 11,257		$ 12,725	$ 10,600	$ 11,052		$ 12,344	$ 11,347	$ 11,461		$ 12,802	$ 11,511	$ 11,688		$ 11,686	$ 11,328	$ 11,910		$ 11,707	$ 11,540	$ 12,382		$ 10,741	$ 11,790	$ 12,397		$ 11,731	$ 12,218	$ 12,524		$ 11,253	$ 12,587	$ 12,701		$ 10,216	$ 12,582	$ 12,780		$ 11,044	$ 11,546	$ 13,043		$ 11,661	$ 10,120	$ 13,082		$ 10,989	$ 11,417	$ 13,352		$ 11,679	$ 11,961	$ 13,664		$ 11,394	$ 12,199	$ 14,083		$ 11,813	$ 12,887	$ 14,240		$ 11,997	$ 13,813	$ 15,055		$ 12,049	$ 13,288	$ 14,500		$ 12,845	$ 12,935	$ 14,131		$ 13,258	$ 14,351	$ 14,186		$ 13,047	$ 14,903	$ 14,527		$ 12,425	$ 14,752	$ 14,617		$ 12,164	$ 15,159	$ 15,161		$ 13,275	$ 15,823	$ 15,655		$ 13,878	$ 16,667	$ 15,744		$ 14,111	$ 16,784	$ 14,668		$ 14,864	$ 17,176	$ 14,967		$ 15,343	$ 17,584	$ 13,615		$ 14,716	$ 18,118	$ 14,706		$ 15,446	$ 17,276	$ 15,179		$ 16,000	$ 18,486	$ 15,473		$ 16,195	$ 18,358	$ 16,100		$ 16,587	$ 19,181	$ 15,077		$ 16,942	$ 18,188	$ 16,139		$ 16,788	$ 17,643	$ 16,371		$ 17,774	$ 18,298	$ 16,112		$ 17,350	$ 16,703	$ 16,414		$ 17,833	$ 16,733	$ 16,769	$ 17,600	$ 15,352	$ 17,378	$ 16,609	$ 16,768	$ 17,902	$ 16,496	$ 16,084	$ 17,895	$ 17,534	$ 14,603	$ 16,422	$ 18,426	$ 15,785	$ 14,394	$ 18,840	$ 16,667	$ 16,239	$ 19,221	$ 15,707	$ 17,012	$ 16,694	$ 17,351	$ 16,286	$ 18,329	$ 16,884	$ 19,647	$ 17,148	$ 18,900	$ 17,222	$ 18,397	$ 18,360	$ 20,411	$ 18,950	$ 21,196	$ 18,648	$ 20,982	$ 17,759	$ 21,561	$ 17,386	$ 22,505	$ 18,974	$ 23,706	$ 19,836	$ 23,872	$ 20,169	$ 24,429	$ 21,246	$ 25,009	$ 21,930	$ 25,770	$ 21,034	$ 24,571	$ 22,077	$ 26,292	$ 22,869	$ 26,110	$ 23,147	$ 27,280	$ 23,709	$ 25,869	$ 24,215	$ 25,094	$ 23,996	$ 26,026	$ 25,404	$ 23,756	$ 24,799	$ 23,800	$ 25,489	$ 21,835	$ 25,157	$ 23,849	$ 23,739	$ 22,876	$ 23,578	$ 20,769	$ 25,062	$ 22,451	$ 26,337	$ 23,706	$ 26,928	$ 22,340	$ 27,474	$ 23,743	$ 23,164	$ 24,015	$ 24,389	$ 24,495	$ 26,114	$ 26,953	$ 26,524	$ 25,259	$ 24,728	$ 26,986	$ 28,212	$ 28,686	$ 30,218	$ 31,190	$ 29,916	$ 31,400	$ 32,526	$ 32,922	$ 33,721	$ 34,441	$ 34,129	$ 36,132	$ 35,271	$ 36,253	$ 35,780	$ 33,764	$ 33,535	$ 35,646	$ 37,459	$ 38,299	$ 39,076